Note 26 - Pensions	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of defined benefit plans [text block]
2
6
.
Pensions

The Group's principal pension plan comprises the compulsory superannuation scheme in Australia, where the Group contributes
9.5%.
A pension scheme is also in place for UK employees, where the Group contributes
4%.
The pension charge for the year represents contributions payable by the Group which amounted to
$0.79
million (
3 months ended
June 20, 2019:
$0.27
million; year ended
March 31, 2019:
$0.76
million;
2018:
$0.90
million).